OTHER BORROWED FUNDS (Tables)	12 Months Ended
Dec. 31, 2012
Other Borrowed Funds [Abstract]
FHLB Advances Consist of Separate Fixed Rate and Convertible Select-Fixed to Float Rate Loans

FHLB advances consist of separate fixed rate and convertible select-fixed to float rate loans at December 31 as follows (in thousands):

			Weighted-	Stated Interest
	Maturity Range		Average	Rate Range
Description	From	To	Rate	From	To	2012	2011

Fixed rate	09/04/14	09/08/17	1.01%	.41%	1.76%	$9,000	$4,000
Fixed rate amortizing	11/06/13	01/26/26	4.64%	3.20%	5.55%	11,597	13,618

Total						$20,597	$17,618

Maturities/Repayments and Weighted Average Rates

The following table represents maturities/repayments and weighted average rates of the remaining FHLB advances (in thousands):

	Maturities/	Weighted-
Year Ending December 31,	Repayments	Average Rate

2013	$2,071	4.91%
2014	3,251	4.25%
2015	1,759	4.85%
2016	2,687	4.14%
2017	8,709	3.37%
2018 and beyond	2,120	4.80%

Total	$20,597